Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2010
Mortgage Loans on Real Estate [Abstract]
MORTGAGE LOANS ON REAL ESTATE
Health Care REIT, Inc.
Schedule IV — Mortgage Loans on Real Estate
December 31, 2010

				(in thousands)
							Principal Amount of
							Loans Subject to
							Delinquent
			Periodic Payment		Face Amount of	Carrying Amount of	Principal or
Description	Interest Rate	Final Maturity Date	Terms	Prior Liens	Mortgages	Mortgages	Interest
First mortgage relating to one senior housing facility in New York	7.60%	06/30/13	Monthly Payments $234,829	$—	$40,000	$37,799	$—
First mortgage relating to one hospital in California	8.11%	12/01/17	Monthly Payments $99,373	—	17,500	15,218	—
First mortgage relating to one hospital in California	9.50%	06/01/20	Monthly Payments $146,191	—	17,500	13,747	—
First mortgage relating to one senior housing facility in North Carolina	7.35%	04/30/15	Monthly Payments $40,234	—	7,000	6,525	—
First mortgage relating to one medical office building in Georgia	6.50%	10/01/14	Monthly Payments $33,042	—	6,100	6,100	—
First mortgage relating to one hospital in California	9.63%	01/14/14	Monthly Payments $140,072	—	18,800	4,888	—
First mortgage relating to one senior housing
facility in Arizona	3.55%	01/01/13	Monthly Payments $12,511	—	4,151	4,151	4,151
Second mortgage relating to one hospital in California	9.13%	10/31/13	Monthly Payments $137,558	13,747	13,000	4,107	—
Second mortgage relating to one senior housing facility in Wisconsin	15.21%	01/15/15	Monthly Payments $42,625	7,792	3,300	3,300	—
Seven first mortgages relating to four senior housing facilities and three medical office buildings	From 3.00% to 10.90%	From 09/01/11 to 06/30/20	Monthly Payments from $739 to 52,811	—	13,605	11,598	—
Second mortgage relating to one hospital in Massachusetts	12.17%	06/30/10	Monthly Payments $16,900	4,100	2,000	1,850	1,850

Totals				$25,639	$142,956	$109,283	$6,001

	Year Ended December 31,
	2010	2009	2008
	(in thousands)
Reconciliation of mortgage loans:
Balance at beginning of year	$74,517	$137,292	$143,091
Additions:
New mortgage loans	73,439	9,456	22,142

Total additions	73,439	9,456	22,142
Deductions:
Collections of principal(1)	(10,540)	(54,696)	(4,844)
Conversions to real property	(10,070)	—	(23,097)
Charge-offs	(18,063)	(17,535)	—

Total deductions	(38,673)	(72,231)	(27,941)

Balance at end of year	$109,283	$74,517	$137,292

(1)	Includes collection of negative principal amortization.